Organization and Principal Activities (Details) - Schedule of income and cash flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income and Cash Flows [Abstract]
Total revenue	$ 8,727,933	$ 13,479,761
Net income	(4,118,522)	1,090,050
Net cash used in operating activities	2,063,270	(4,277,567)
Net cash (used in) provided by investing activities	(4,753,309)	7,006,589
Net cash provided by financing activities	$ 796,554	$ (1,153,376)